Commitments and Contingencies (Details)				3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	May 16, 2022 USD ($)	Jun. 02, 2021 shares	May 25, 2021 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) item D $ / shares shares
Commitments and Contingencies
Maximum number of demands for registration of securities | item							3
Underwriting grants option days | D							45
Maximum number of purchase additional units less underwriting discounts and commissions | shares							2,250,000
Underwriting discount per unit | $ / shares							$ 0.20
Underwriting discount paid amount							$ 3,400,000
Deferred fee per unit | $ / shares							$ 0.35
Aggregate deferred underwriting commission fee payable							$ 6,000,000.0
Deferred underwriting fee waived	$ 3,900,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability				$ 179,595	$ 179,595	$ 179,595	179,595
Common stock subject to possible redemption
Commitments and Contingencies
Common stock carrying value							3,700,000
Gain from extinguishment of deferred underwriting commissions allocated to derivative warrant liability							180,000
Initial Public Offering
Commitments and Contingencies
Underwriting discount paid amount							3,000,000.0
Aggregate deferred underwriting commission fee payable							5,250,000
Over-allotment option
Commitments and Contingencies
Maximum number of purchase additional units less underwriting discounts and commissions | shares			2,250,000
Number of additional purchased units that exercised the over-allotment option | shares		2,161,500
Underwriting discount paid amount							400,000
Aggregate deferred underwriting commission fee payable							$ 800,000